WisdomTree Trust

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)
WisdomTree Global High Dividend Fund (DEW)
WisdomTree Global ex-U.S. Quality Growth Fund (DNL)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 27, 2026 to each Fund’s Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated August 1, 2026, as supplemented, for the Funds

The following information supplements and should be read in conjunction with the Prospectus and SAI for the Funds.

Each Fund seeks to track the price and yield performance, before fees and expenses, of its respective underlying index (each, an “Index” and, collectively, the “Indexes”).

Effective on or about October 28, 2026 (the “Effective Date”), the methodologies of the Indexes will be revised so that companies that conduct their Primary Business Activities (as defined in the Prospectus) in Argentina, Colombia, Kuwait, Peru, Qatar, and the United Arab Emirates (UAE) will be eligible for inclusion, in addition to companies from the countries already eligible for each Index, subject to each Index’s other eligibility requirements. Argentina is already an eligible country for the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund.

Effective on the Effective Date, the underlying Indexes of WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, and WisdomTree Global High Dividend Fund are overseen by the WisdomTree Global, International and EM Equity Index Committee, a standing index committee of WisdomTree, Inc.

Accordingly, on the Effective Date, the Prospectus is revised as described below.

The following replaces the current fourth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund in the Prospectus:

The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) conduct their primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following emerging markets countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, or the United Arab Emirates (UAE) (this list may be amended by the Adviser from time to time); (ii) have a float-adjusted market capitalization of at least $1 billion as of the screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iii) have a median daily dollar trading volume of at least $100,000 for the three months preceding the screening date; and (iv) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the screening date.

The following replaces the current third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Emerging Markets High Dividend Fund in the Prospectus:

To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following key criteria as of the annual screening date: (i) positive earnings and payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following emerging market nations: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates (UAE) (this list may be amended by the Adviser from time to time); and (v) trading of at least 250,000 shares per month for each of the preceding six months.

The following replaces the current sixth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Emerging Markets SmallCap Dividend Fund in the Prospectus:

To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following key criteria as of the annual screening date: (i) positive earnings and payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following emerging market nations: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates (UAE) (this list may be amended by the Adviser from time to time); and (v) trading of at least 250,000 shares per month for each of the preceding six months.

The following replaces the current third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Global High Dividend Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) have primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, Netherlands, Norway, Peru, the Philippines, Poland, Portugal, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates (UAE), the United Kingdom, or the United States (this list may be amended by the Adviser from time to time); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $2 billion; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months (at least $200,000 for each of the preceding six months for emerging markets); and (v) for non-U.S. securities, trading of at least 250,000 shares per month for each of the preceding six months.

The following replaces the current first sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Global ex-U.S. Quality Growth Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (collectively, the “Developed Countries Criteria”), or Argentina, Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, or the United Arab Emirates (UAE) (collectively, the “Emerging Markets Countries Criteria”) (these lists may be amended by the Adviser from time to time).

The following is added as the second sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for each of the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund, WisdomTree Emerging Markets High Dividend Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, and WisdomTree Global High Dividend Fund in the Prospectus:

The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Global, International and EM Equity Index Committee.

The following is added as the last paragraph under the “Additional Information About the Funds’ Investment Strategies” sub-heading in the “Additional Information About the Funds” section of the Prospectus:

WisdomTree Emerging Markets ex-State-Owned Enterprises Index, WisdomTree Emerging Markets High Dividend Index, WisdomTree Emerging Markets SmallCap Dividend Index, and WisdomTree Global High Dividend Index. The WisdomTree Global, International and EM Equity Index Committee is primarily responsible for implementing and maintaining the Indexes in accordance with its rules-based methodology. The WisdomTree Global, International and EM Equity Index Committee may exercise discretion in its implementation of the Index methodology from time to time and under certain circumstances.

On the Effective Date, the SAI is revised as described below.

The following replaces the fourth sentence of the paragraph beginning “WisdomTree Emerging Markets ex-State-Owned Enterprises Index” under the “Constituent Selection Criteria” sub-heading in the “Index Descriptions” section of the SAI:

Furthermore, local exchange shares are included in the Index for all countries with the exception of Argentina, Peru, and Russia, which include only ADRs or GDRs.

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The changes described above are not expected to affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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